Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Target Volatility Portfolio
September 30, 2024
VIPTV-NPRT3-1124
1.955030.111
Alternative Funds - 1.8%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $3,155,210)	261,855	3,406,733

Bond Funds - 32.3%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (b)	40,812	413,835
Fidelity Total Bond Fund (b)	5,442,452	53,227,185
Fidelity U.S. Bond Index Fund (b)	585,049	6,224,924
SPDR Blmbg 1-10 Year TIPS ETF	45,778	867,493
TOTAL BOND FUNDS (Cost $60,570,281)		60,733,437

Domestic Equity Funds - 34.3%
	Shares	Value ($)
Fidelity Contrafund (b)	205,716	4,342,654
Fidelity Enhanced Large Cap Core ETF (b)(c)	34,654	1,112,047
Fidelity Low-Priced Stock Fund (b)	80,607	3,581,362
Fidelity U.S. Low Volatility Equity Fund (b)	31,203	388,483
VIP Stock Selector All Cap Portfolio - Investor Class (b)	4,586,773	54,949,546
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,112,145)		64,374,092

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Canada Fund (b)	24,694	1,790,527
Fidelity Emerging Markets Fund (b)	310,467	12,707,424
Fidelity Enhanced International ETF (b)(c)	258,607	7,830,620
Fidelity International Value Fund (b)	608,746	6,854,485
Fidelity Japan Smaller Companies Fund (b)	112,679	1,945,961
Fidelity Overseas Fund (b)	171,045	11,846,610
iShares Core MSCI EAFE ETF (c)	40,476	3,159,152
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,281,630)		46,134,779

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/3/2024 (Cost $389,886)	5.30	390,000	389,897

Money Market Funds - 11.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.89	13,071,682	13,074,296
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	4.87	1,815	1,815
Fidelity Securities Lending Cash Central Fund (e)(g)	4.89	8,363,864	8,364,700
TOTAL MONEY MARKET FUNDS (Cost $21,440,811)			21,440,811

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $172,949,963)	196,479,749
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(8,381,073)
NET ASSETS - 100.0%	188,098,676

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,729,446	24,633,558	14,288,708	105,063	-	-	13,074,296	0.0%
Fidelity Securities Lending Cash Central Fund	11,836,475	221,113,149	224,584,924	45,600	-	-	8,364,700	0.0%
Total	14,565,921	245,746,707	238,873,632	150,663	-	-	21,438,996

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	2,193,677	9,413	632,639	-	39,157	180,919	1,790,527
Fidelity Contrafund	4,275,973	26,988	1,181,823	3,342	315,646	905,870	4,342,654
Fidelity Emerging Markets Fund	14,932,757	40,640	4,073,085	-	306,435	1,500,677	12,707,424
Fidelity Enhanced International ETF	6,853,086	-	-	173,784	-	977,534	7,830,620
Fidelity Enhanced Large Cap Core ETF	-	10,680,383	9,827,441	2,703	199,334	59,771	1,112,047
Fidelity Enhanced Large Cap Value ETF	5,430,171	(1)	5,873,111	52,785	1,449,039	(1,006,098)	-
Fidelity Equity-Income Fund	2,458,571	19,922	2,701,566	18,810	644,908	(421,835)	-
Fidelity Hedged Equity Fund	982,202	2,764,178	569,613	265	74,981	154,985	3,406,733
Fidelity International Value Fund	8,175,363	35,123	2,360,823	-	250,001	754,821	6,854,485
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,745	70	-	70	-	-	1,815
Fidelity Japan Smaller Companies Fund	1,698,068	-	-	-	-	247,893	1,945,961
Fidelity Long-Term Treasury Bond Index Fund	471,623	12,103	67,778	11,149	(8,287)	6,174	413,835
Fidelity Low-Priced Stock Fund	4,199,234	376,960	1,085,446	354,905	9,874	80,740	3,581,362
Fidelity Overseas Fund	14,119,442	60,971	4,098,461	-	385,517	1,379,141	11,846,610
Fidelity Total Bond Fund	38,425,479	22,551,661	8,505,787	1,169,767	(706,104)	1,461,936	53,227,185
Fidelity U.S. Bond Index Fund	3,593,376	5,719,087	3,209,971	95,518	27,377	95,055	6,224,924
Fidelity U.S. Low Volatility Equity Fund	975,054	2,916	691,376	-	105,503	(3,614)	388,483
Fidelity Value Discovery Fund	1,860,079	845	1,968,524	-	548,505	(440,905)	-
VIP Stock Selector All Cap Portfolio - Investor Class	60,022,973	149,962	14,151,774	-	1,380,363	7,548,022	54,949,546
	170,668,873	42,451,221	60,999,218	1,883,098	5,022,249	13,481,086	170,624,211

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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